SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH MAY 2003

           THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

05-01    GER     800     5.0538       5.63	       Weeden & Co.
05-02    " "    1000     5.0150       5.67	       	""
05-05    " "     500     5.0980       5.77	       	""
05-06    " "     700     5.1500       5.93	       	""
05-07    " "    1000     5.2200	  5.82	       	""
05-08    " "    3400     5.0662       5.61	       	""
05-09    " "     500     5.1300       5.75	       	""
05-13    " "     200     5.1000	  5.71	       	""
05-14    " "    1000     5.0600       5.72	       	""
05-15    " "     100     5.1500       5.82	       	""
05-16    " "     500     5.1800       5.87	       	""
05-19    " "    1000     5.0600       5.64	       	""
05-20    " "     700     5.0157       5.60	       	""
05-21    " "     400     5.0400       5.59		     	""
05-22    " "     300     5.0500       5.66	       	""
05-23    " "    1000     5.0500       5.63	       	""
05-27    " "    1800     5.0100       5.75	       	""
05-28    " "    2000     5.1400       5.79	       	""
05-29    " "    1700     5.1300       5.82	       	""
05-30    " "    4500     5.1700       5.94	       	""




The Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          6/3/03